Trade and other payables - Summary of Trade and other payable (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	£ 129	£ 109
Accruals	844	718
Social security and other taxes	159	141
Other payables	517	351
Deferred income	2,368	1,956
Total	£ 4,017	£ 3,275